Share capital and share-based compensation - Share capital and contributed surplus narrative (Details)					12 Months Ended
	Jun. 10, 2019	May 17, 2019	Feb. 15, 2019	Nov. 16, 2018	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years	10 months	4 years	4 years
Compensation expense					$ 1,826,000	$ 2,950,000
PSUs outstanding (in shares) | shares					338,665	0
Total share-based compensation expense					$ 1,826	$ 2,950
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense					$ 1,277,000	$ 2,159,000
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards | award						2
Award vesting period					3 years
Granted (in shares) | shares					55,198	207,270
Compensation expense					$ 43,000	$ 791,000
PSUs outstanding (in shares) | shares					148,689
PSUs settled (in shares) | shares					70,229
PSUs forfeited (in shares) | shares					3,383
Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares					128,587
Compensation expense					$ 244,000	0
Long Term Incentive Plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense					228,000	0
Equity-settled expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense					1,354	2,950
Cash-settled expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense					$ 472	$ 0